Share-based payments - RSUs Narrative (Details) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) shares tranche $ / shares	Sep. 30, 2023 USD ($)	Jun. 30, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions | $	$ 8,184	$ 5,840
$75 Exercise Price Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (in dollars per share) | $ / shares			$ 75
2023 Long-Term Incentive Plan Restricted Stock Units | Tranche One | Time-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	151,594
Vesting period (in years)	1 year
2023 Long-Term Incentive Plan Restricted Stock Units | Tranche Two | Time-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	151,594
Vesting period (in years)	2 years
2023 Long-Term Incentive Plan Restricted Stock Units | Tranche Three | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	279,425
Vesting period (in years)	3 years
2023 Long-Term Incentive Plan Restricted Stock Units | Key Management Personnel
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	582,613
2023 Long-Term Incentive Plan Restricted Stock Units | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	1 year
Number of RSUs vested (in shares)	53,811
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	1,338,391
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	984,094
Number of tranches | tranche	7
Number of trading days	30 days
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	118,099
Vesting period (in years)	1 year
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche One | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	116,857
Number of trading days	90 days
Share price (in dollars per share) | $ / shares	$ 20
Share premium (as percent)	190.00%
Average closing share price (in dollars per share) | $ / shares	$ 6.91
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	118,099
Vesting period (in years)	2 years
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Two | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	124,359
Number of trading days	90 days
Share price (in dollars per share) | $ / shares	$ 25
Share premium (as percent)	262.00%
Average closing share price (in dollars per share) | $ / shares	$ 6.91
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	118,099
Vesting period (in years)	3 years
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Three | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	131,970
Number of trading days	90 days
Share price (in dollars per share) | $ / shares	$ 30
Share premium (as percent)	334.00%
Average closing share price (in dollars per share) | $ / shares	$ 6.91
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Four | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	140,228
Number of trading days	90 days
Share price (in dollars per share) | $ / shares	$ 35
Share premium (as percent)	407.00%
Average closing share price (in dollars per share) | $ / shares	$ 6.91
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Five | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	147,466
Number of trading days	90 days
Share price (in dollars per share) | $ / shares	$ 40
Share premium (as percent)	479.00%
Average closing share price (in dollars per share) | $ / shares	$ 6.91
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Six | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	156,129
Number of trading days	90 days
Share price (in dollars per share) | $ / shares	$ 45
Share premium (as percent)	551.00%
Average closing share price (in dollars per share) | $ / shares	$ 6.91
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Seven | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	167,085
Number of trading days	90 days
Share price (in dollars per share) | $ / shares	$ 50
Share premium (as percent)	624.00%
Average closing share price (in dollars per share) | $ / shares	$ 6.91
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs vested (in shares)	1,132,733		104,559
Weighted average remaining contractual life of RSUs outstanding (in years)	2 years 8 months 26 days		2 years 9 months 3 days
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in dollars per share) | $ / shares	$ 0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	241,384		0